4. MARKETABLE SECURITIES: Schedule of Marketable Securities (Details) - Highlander Silver Corp - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Marketable Securities, Shares	0	37,500
Marketable Securities, Cost	$ 0	$ 12,000
Marketable Securities, Fair Value	$ 0	$ 4,500